Exhibit 99.2

September 18, 2020

Amherst Single Family Residential Partners VI, LP

5001 Plaza on the Lake, Suite 200

Austin, Texas 78746

RE: AMSR 2020-SFR5 Trust (the “Issuing Entity”) HOA Discrepancy Review

To whom it may concern:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

A. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Amherst Single Family Residential Partners VI, LP (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

B. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or the Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

C. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties. Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

D. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

a. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

b. The value of the Properties or any other collateral securing the Mortgage Loan,

c. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

d. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 0 of 570 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

BCHH, Inc.

By:	/s/ Charles Marino
Name:	Charles Marino
Title:	President

Schedule I

Property ID	HOA Status
1676139	APPARENT NON-HOA PROPERTY
1676189	APPARENT NON-HOA PROPERTY
1676221	APPARENT NON-HOA PROPERTY
1676347	APPARENT NON-HOA PROPERTY
1676783	APPARENT NON-HOA PROPERTY
1677124	APPARENT NON-HOA PROPERTY
1677130	APPARENT NON-HOA PROPERTY
1677143	APPARENT NON-HOA PROPERTY
1677182	APPARENT NON-HOA PROPERTY
1677228	APPARENT NON-HOA PROPERTY
1677275	APPARENT NON-HOA PROPERTY
1830432	APPARENT NON-HOA PROPERTY
1830439	APPARENT NON-HOA PROPERTY
1830507	APPARENT NON-HOA PROPERTY
1830554	APPARENT NON-HOA PROPERTY
1830574	APPARENT NON-HOA PROPERTY
1830591	APPARENT NON-HOA PROPERTY
1830594	APPARENT NON-HOA PROPERTY
1830595	APPARENT NON-HOA PROPERTY
1830599	APPARENT NON-HOA PROPERTY
1830610	APPARENT NON-HOA PROPERTY
1830615	APPARENT NON-HOA PROPERTY
1830619	APPARENT NON-HOA PROPERTY
1830628	APPARENT NON-HOA PROPERTY
1830636	APPARENT NON-HOA PROPERTY
1830637	APPARENT NON-HOA PROPERTY
1830638	APPARENT NON-HOA PROPERTY
1830642	APPARENT NON-HOA PROPERTY
1830651	APPARENT NON-HOA PROPERTY
1830661	APPARENT NON-HOA PROPERTY
1830666	APPARENT NON-HOA PROPERTY
1830678	APPARENT NON-HOA PROPERTY
1830692	APPARENT NON-HOA PROPERTY
1830697	APPARENT NON-HOA PROPERTY
1830699	APPARENT NON-HOA PROPERTY
1830702	APPARENT NON-HOA PROPERTY
1830704	APPARENT NON-HOA PROPERTY
1830705	APPARENT NON-HOA PROPERTY

1830706	APPARENT NON-HOA PROPERTY
1830707	APPARENT NON-HOA PROPERTY
1830708	APPARENT NON-HOA PROPERTY
1830712	APPARENT NON-HOA PROPERTY
1830720	APPARENT NON-HOA PROPERTY
1830732	APPARENT NON-HOA PROPERTY
1830735	APPARENT NON-HOA PROPERTY
1830745	APPARENT NON-HOA PROPERTY
1830749	APPARENT NON-HOA PROPERTY
1830761	APPARENT NON-HOA PROPERTY
1830781	APPARENT NON-HOA PROPERTY
1830799	APPARENT NON-HOA PROPERTY
1830826	APPARENT NON-HOA PROPERTY
1830827	APPARENT NON-HOA PROPERTY
1830834	APPARENT NON-HOA PROPERTY
1830843	APPARENT NON-HOA PROPERTY
1830845	APPARENT NON-HOA PROPERTY
1830849	APPARENT NON-HOA PROPERTY
1830852	APPARENT NON-HOA PROPERTY
1830867	APPARENT NON-HOA PROPERTY
1830871	APPARENT NON-HOA PROPERTY
1830873	APPARENT NON-HOA PROPERTY
1830874	APPARENT NON-HOA PROPERTY
1830877	APPARENT NON-HOA PROPERTY
1830884	APPARENT NON-HOA PROPERTY
1830887	APPARENT NON-HOA PROPERTY
1830891	APPARENT NON-HOA PROPERTY
1830896	APPARENT NON-HOA PROPERTY
1830904	APPARENT NON-HOA PROPERTY
1830908	APPARENT NON-HOA PROPERTY
1830912	APPARENT NON-HOA PROPERTY
1830913	APPARENT NON-HOA PROPERTY
1830921	APPARENT NON-HOA PROPERTY
1830922	APPARENT NON-HOA PROPERTY
1830931	APPARENT NON-HOA PROPERTY
1830933	APPARENT NON-HOA PROPERTY
1830935	APPARENT NON-HOA PROPERTY
1830937	APPARENT NON-HOA PROPERTY
1830939	APPARENT NON-HOA PROPERTY
1830940	APPARENT NON-HOA PROPERTY
1830942	APPARENT NON-HOA PROPERTY

1830945	APPARENT NON-HOA PROPERTY
1830964	APPARENT NON-HOA PROPERTY
1950120	APPARENT NON-HOA PROPERTY
1950156	APPARENT NON-HOA PROPERTY
1950164	APPARENT NON-HOA PROPERTY
1950170	APPARENT NON-HOA PROPERTY
1950180	APPARENT NON-HOA PROPERTY
1950192	APPARENT NON-HOA PROPERTY
1965781	APPARENT NON-HOA PROPERTY
1965983	APPARENT NON-HOA PROPERTY
1999806	APPARENT NON-HOA PROPERTY
1999807	APPARENT NON-HOA PROPERTY
1999817	APPARENT NON-HOA PROPERTY
1999828	APPARENT NON-HOA PROPERTY
1999830	APPARENT NON-HOA PROPERTY
1999832	APPARENT NON-HOA PROPERTY
1999867	APPARENT NON-HOA PROPERTY
1999874	APPARENT NON-HOA PROPERTY
2092707	APPARENT NON-HOA PROPERTY
2092713	APPARENT NON-HOA PROPERTY
2092715	APPARENT NON-HOA PROPERTY
2092719	APPARENT NON-HOA PROPERTY
2092733	APPARENT NON-HOA PROPERTY
2092768	APPARENT NON-HOA PROPERTY
2092806	APPARENT NON-HOA PROPERTY
2092812	APPARENT NON-HOA PROPERTY
2092819	APPARENT NON-HOA PROPERTY
2170437	APPARENT NON-HOA PROPERTY
2170439	APPARENT NON-HOA PROPERTY
2170477	APPARENT NON-HOA PROPERTY
2170478	APPARENT NON-HOA PROPERTY
2171459	APPARENT NON-HOA PROPERTY
2601643	APPARENT NON-HOA PROPERTY
2601649	APPARENT NON-HOA PROPERTY
2601652	APPARENT NON-HOA PROPERTY
2601656	APPARENT NON-HOA PROPERTY
2601680	APPARENT NON-HOA PROPERTY
2601690	APPARENT NON-HOA PROPERTY
2601714	APPARENT NON-HOA PROPERTY
2601715	APPARENT NON-HOA PROPERTY
2601718	APPARENT NON-HOA PROPERTY

2601734	APPARENT NON-HOA PROPERTY
2601738	APPARENT NON-HOA PROPERTY
2601746	APPARENT NON-HOA PROPERTY
2601781	APPARENT NON-HOA PROPERTY
2601787	APPARENT NON-HOA PROPERTY
2601791	APPARENT NON-HOA PROPERTY
2601794	APPARENT NON-HOA PROPERTY
2601801	APPARENT NON-HOA PROPERTY
2601805	APPARENT NON-HOA PROPERTY
2601807	APPARENT NON-HOA PROPERTY
2601820	APPARENT NON-HOA PROPERTY
2601837	APPARENT NON-HOA PROPERTY
2601844	APPARENT NON-HOA PROPERTY
2601857	APPARENT NON-HOA PROPERTY
2601866	APPARENT NON-HOA PROPERTY
2690942	APPARENT NON-HOA PROPERTY
2690944	APPARENT NON-HOA PROPERTY
2690959	APPARENT NON-HOA PROPERTY
2690963	APPARENT NON-HOA PROPERTY
2690964	APPARENT NON-HOA PROPERTY
2690966	APPARENT NON-HOA PROPERTY
2690967	APPARENT NON-HOA PROPERTY
2690977	APPARENT NON-HOA PROPERTY
2690980	APPARENT NON-HOA PROPERTY
2691001	APPARENT NON-HOA PROPERTY
2691007	APPARENT NON-HOA PROPERTY
2691021	APPARENT NON-HOA PROPERTY
2691024	APPARENT NON-HOA PROPERTY
2691031	APPARENT NON-HOA PROPERTY
2691039	APPARENT NON-HOA PROPERTY
2691040	APPARENT NON-HOA PROPERTY
2861788	APPARENT NON-HOA PROPERTY
2861790	APPARENT NON-HOA PROPERTY
2861794	APPARENT NON-HOA PROPERTY
2861795	APPARENT NON-HOA PROPERTY
2861803	APPARENT NON-HOA PROPERTY
2861811	APPARENT NON-HOA PROPERTY
2861855	APPARENT NON-HOA PROPERTY
2861874	APPARENT NON-HOA PROPERTY
2861879	APPARENT NON-HOA PROPERTY
2861883	APPARENT NON-HOA PROPERTY

2967710	APPARENT NON-HOA PROPERTY
2967714	APPARENT NON-HOA PROPERTY
2967729	APPARENT NON-HOA PROPERTY
2967733	APPARENT NON-HOA PROPERTY
2967735	APPARENT NON-HOA PROPERTY
2967738	APPARENT NON-HOA PROPERTY
2967740	APPARENT NON-HOA PROPERTY
3015363	APPARENT NON-HOA PROPERTY
3015365	APPARENT NON-HOA PROPERTY
3015386	APPARENT NON-HOA PROPERTY
3015472	APPARENT NON-HOA PROPERTY
3015502	APPARENT NON-HOA PROPERTY
3015504	APPARENT NON-HOA PROPERTY
3015537	APPARENT NON-HOA PROPERTY
3015585	APPARENT NON-HOA PROPERTY
3015588	APPARENT NON-HOA PROPERTY
3015603	APPARENT NON-HOA PROPERTY
3015652	APPARENT NON-HOA PROPERTY
3015665	APPARENT NON-HOA PROPERTY
3015709	APPARENT NON-HOA PROPERTY
3015710	APPARENT NON-HOA PROPERTY
3015734	APPARENT NON-HOA PROPERTY
3015744	APPARENT NON-HOA PROPERTY
3015747	APPARENT NON-HOA PROPERTY
3015755	APPARENT NON-HOA PROPERTY
3015767	APPARENT NON-HOA PROPERTY
3015768	APPARENT NON-HOA PROPERTY
3015780	APPARENT NON-HOA PROPERTY
3015796	APPARENT NON-HOA PROPERTY
3015798	APPARENT NON-HOA PROPERTY
3015802	APPARENT NON-HOA PROPERTY
3015814	APPARENT NON-HOA PROPERTY
3015817	APPARENT NON-HOA PROPERTY
3015818	APPARENT NON-HOA PROPERTY
3015821	APPARENT NON-HOA PROPERTY
3015825	APPARENT NON-HOA PROPERTY
3015831	APPARENT NON-HOA PROPERTY
3015856	APPARENT NON-HOA PROPERTY
3424686	APPARENT NON-HOA PROPERTY
3424698	APPARENT NON-HOA PROPERTY
3424701	APPARENT NON-HOA PROPERTY

3424724	APPARENT NON-HOA PROPERTY
3424739	APPARENT NON-HOA PROPERTY
3424747	APPARENT NON-HOA PROPERTY
3424748	APPARENT NON-HOA PROPERTY
3424755	APPARENT NON-HOA PROPERTY
3424762	APPARENT NON-HOA PROPERTY
3424792	APPARENT NON-HOA PROPERTY
3424800	APPARENT NON-HOA PROPERTY
3424809	APPARENT NON-HOA PROPERTY
3424814	APPARENT NON-HOA PROPERTY
3424828	APPARENT NON-HOA PROPERTY
3424843	APPARENT NON-HOA PROPERTY
3424864	APPARENT NON-HOA PROPERTY
393890	APPARENT NON-HOA PROPERTY
4169286	APPARENT NON-HOA PROPERTY
4169295	APPARENT NON-HOA PROPERTY
4169297	APPARENT NON-HOA PROPERTY
4169299	APPARENT NON-HOA PROPERTY
4169309	APPARENT NON-HOA PROPERTY
4169312	APPARENT NON-HOA PROPERTY
4169330	APPARENT NON-HOA PROPERTY
4169336	APPARENT NON-HOA PROPERTY
4169345	APPARENT NON-HOA PROPERTY
4169351	APPARENT NON-HOA PROPERTY
4169355	APPARENT NON-HOA PROPERTY
4169383	APPARENT NON-HOA PROPERTY
4169413	APPARENT NON-HOA PROPERTY
4169426	APPARENT NON-HOA PROPERTY
4169427	APPARENT NON-HOA PROPERTY
4169480	APPARENT NON-HOA PROPERTY
4169482	APPARENT NON-HOA PROPERTY
4169488	APPARENT NON-HOA PROPERTY
4169492	APPARENT NON-HOA PROPERTY
4169541	APPARENT NON-HOA PROPERTY
4169567	APPARENT NON-HOA PROPERTY
4169756	APPARENT NON-HOA PROPERTY
4169785	APPARENT NON-HOA PROPERTY
4169848	APPARENT NON-HOA PROPERTY
418121	APPARENT NON-HOA PROPERTY
435757	APPARENT NON-HOA PROPERTY
436029	APPARENT NON-HOA PROPERTY

437482	APPARENT NON-HOA PROPERTY
438839	APPARENT NON-HOA PROPERTY
438847	APPARENT NON-HOA PROPERTY
446102	APPARENT NON-HOA PROPERTY
446106	APPARENT NON-HOA PROPERTY
446109	APPARENT NON-HOA PROPERTY
446122	APPARENT NON-HOA PROPERTY
446127	APPARENT NON-HOA PROPERTY
447821	APPARENT NON-HOA PROPERTY
447835	APPARENT NON-HOA PROPERTY
447842	APPARENT NON-HOA PROPERTY
450473	APPARENT NON-HOA PROPERTY
450515	APPARENT NON-HOA PROPERTY
450722	APPARENT NON-HOA PROPERTY
451512	APPARENT NON-HOA PROPERTY
451891	APPARENT NON-HOA PROPERTY
453597	APPARENT NON-HOA PROPERTY
454103	APPARENT NON-HOA PROPERTY
454458	APPARENT NON-HOA PROPERTY
455299	APPARENT NON-HOA PROPERTY
455778	APPARENT NON-HOA PROPERTY
455838	APPARENT NON-HOA PROPERTY
455981	APPARENT NON-HOA PROPERTY
456080	APPARENT NON-HOA PROPERTY
457644	APPARENT NON-HOA PROPERTY
459262	APPARENT NON-HOA PROPERTY
460430	APPARENT NON-HOA PROPERTY
460656	APPARENT NON-HOA PROPERTY
463693	APPARENT NON-HOA PROPERTY
463706	APPARENT NON-HOA PROPERTY
463786	APPARENT NON-HOA PROPERTY
465091	APPARENT NON-HOA PROPERTY
465449	APPARENT NON-HOA PROPERTY
465989	APPARENT NON-HOA PROPERTY
466020	APPARENT NON-HOA PROPERTY
466021	APPARENT NON-HOA PROPERTY
466028	APPARENT NON-HOA PROPERTY
466033	APPARENT NON-HOA PROPERTY
466036	APPARENT NON-HOA PROPERTY
466038	APPARENT NON-HOA PROPERTY
466039	APPARENT NON-HOA PROPERTY

466041	APPARENT NON-HOA PROPERTY
466046	APPARENT NON-HOA PROPERTY
466095	APPARENT NON-HOA PROPERTY
466101	APPARENT NON-HOA PROPERTY
466107	APPARENT NON-HOA PROPERTY
466113	APPARENT NON-HOA PROPERTY
466276	APPARENT NON-HOA PROPERTY
468285	APPARENT NON-HOA PROPERTY
473321	APPARENT NON-HOA PROPERTY
473363	APPARENT NON-HOA PROPERTY
473506	APPARENT NON-HOA PROPERTY
473646	APPARENT NON-HOA PROPERTY
474494	APPARENT NON-HOA PROPERTY
477219	APPARENT NON-HOA PROPERTY
477236	APPARENT NON-HOA PROPERTY
477273	APPARENT NON-HOA PROPERTY
477841	APPARENT NON-HOA PROPERTY
478539	APPARENT NON-HOA PROPERTY
478803	APPARENT NON-HOA PROPERTY
479029	APPARENT NON-HOA PROPERTY
479415	APPARENT NON-HOA PROPERTY
484611	APPARENT NON-HOA PROPERTY
485550	APPARENT NON-HOA PROPERTY
485725	APPARENT NON-HOA PROPERTY
485848	APPARENT NON-HOA PROPERTY
485944	APPARENT NON-HOA PROPERTY
486665	APPARENT NON-HOA PROPERTY
487596	APPARENT NON-HOA PROPERTY
487893	APPARENT NON-HOA PROPERTY
488143	APPARENT NON-HOA PROPERTY
488638	APPARENT NON-HOA PROPERTY
488697	APPARENT NON-HOA PROPERTY
490761	APPARENT NON-HOA PROPERTY
491032	APPARENT NON-HOA PROPERTY
491135	APPARENT NON-HOA PROPERTY
491367	APPARENT NON-HOA PROPERTY
491399	APPARENT NON-HOA PROPERTY
491408	APPARENT NON-HOA PROPERTY
496507	APPARENT NON-HOA PROPERTY
499218	APPARENT NON-HOA PROPERTY
500174	APPARENT NON-HOA PROPERTY

500600	APPARENT NON-HOA PROPERTY
501568	APPARENT NON-HOA PROPERTY
501630	APPARENT NON-HOA PROPERTY
501797	APPARENT NON-HOA PROPERTY
502000	APPARENT NON-HOA PROPERTY
503525	APPARENT NON-HOA PROPERTY
5036755	APPARENT NON-HOA PROPERTY
5036758	APPARENT NON-HOA PROPERTY
5036766	APPARENT NON-HOA PROPERTY
5036777	APPARENT NON-HOA PROPERTY
5036789	APPARENT NON-HOA PROPERTY
5036797	APPARENT NON-HOA PROPERTY
5036801	APPARENT NON-HOA PROPERTY
5036803	APPARENT NON-HOA PROPERTY
5036805	APPARENT NON-HOA PROPERTY
5036806	APPARENT NON-HOA PROPERTY
5036811	APPARENT NON-HOA PROPERTY
5036813	APPARENT NON-HOA PROPERTY
5036828	APPARENT NON-HOA PROPERTY
5036829	APPARENT NON-HOA PROPERTY
5036830	APPARENT NON-HOA PROPERTY
5036839	APPARENT NON-HOA PROPERTY
5036840	APPARENT NON-HOA PROPERTY
5036841	APPARENT NON-HOA PROPERTY
5036842	APPARENT NON-HOA PROPERTY
5036844	APPARENT NON-HOA PROPERTY
5036847	APPARENT NON-HOA PROPERTY
5036858	APPARENT NON-HOA PROPERTY
503835	APPARENT NON-HOA PROPERTY
504359	APPARENT NON-HOA PROPERTY
504842	APPARENT NON-HOA PROPERTY
505856	APPARENT NON-HOA PROPERTY
505871	APPARENT NON-HOA PROPERTY
507491	APPARENT NON-HOA PROPERTY
507821	APPARENT NON-HOA PROPERTY
508630	APPARENT NON-HOA PROPERTY
509069	APPARENT NON-HOA PROPERTY
510571	APPARENT NON-HOA PROPERTY
514034	APPARENT NON-HOA PROPERTY
515188	APPARENT NON-HOA PROPERTY
516327	APPARENT NON-HOA PROPERTY

517913	APPARENT NON-HOA PROPERTY
518007	APPARENT NON-HOA PROPERTY
518201	APPARENT NON-HOA PROPERTY
518223	APPARENT NON-HOA PROPERTY
519144	APPARENT NON-HOA PROPERTY
520809	APPARENT NON-HOA PROPERTY
521754	APPARENT NON-HOA PROPERTY
526727	APPARENT NON-HOA PROPERTY
529482	APPARENT NON-HOA PROPERTY
532804	APPARENT NON-HOA PROPERTY
533074	APPARENT NON-HOA PROPERTY
533216	APPARENT NON-HOA PROPERTY
533294	APPARENT NON-HOA PROPERTY
533395	APPARENT NON-HOA PROPERTY
533745	APPARENT NON-HOA PROPERTY
534024	APPARENT NON-HOA PROPERTY
535284	APPARENT NON-HOA PROPERTY
535425	APPARENT NON-HOA PROPERTY
535428	APPARENT NON-HOA PROPERTY
535536	APPARENT NON-HOA PROPERTY
535578	APPARENT NON-HOA PROPERTY
535590	APPARENT NON-HOA PROPERTY
535820	APPARENT NON-HOA PROPERTY
536374	APPARENT NON-HOA PROPERTY
537001	APPARENT NON-HOA PROPERTY
537337	APPARENT NON-HOA PROPERTY
537348	APPARENT NON-HOA PROPERTY
537627	APPARENT NON-HOA PROPERTY
537718	APPARENT NON-HOA PROPERTY
538178	APPARENT NON-HOA PROPERTY
538277	APPARENT NON-HOA PROPERTY
538979	APPARENT NON-HOA PROPERTY
540055	APPARENT NON-HOA PROPERTY
540821	APPARENT NON-HOA PROPERTY
540835	APPARENT NON-HOA PROPERTY
540872	APPARENT NON-HOA PROPERTY
544772	APPARENT NON-HOA PROPERTY
547112	APPARENT NON-HOA PROPERTY
558813	APPARENT NON-HOA PROPERTY
558980	APPARENT NON-HOA PROPERTY
580195	APPARENT NON-HOA PROPERTY

580270	APPARENT NON-HOA PROPERTY
583062	APPARENT NON-HOA PROPERTY
604594	APPARENT NON-HOA PROPERTY
604706	APPARENT NON-HOA PROPERTY
605020	APPARENT NON-HOA PROPERTY
605155	APPARENT NON-HOA PROPERTY
605165	APPARENT NON-HOA PROPERTY
605477	APPARENT NON-HOA PROPERTY
605937	APPARENT NON-HOA PROPERTY
606119	APPARENT NON-HOA PROPERTY
607404	APPARENT NON-HOA PROPERTY
607655	APPARENT NON-HOA PROPERTY
607705	APPARENT NON-HOA PROPERTY
608519	APPARENT NON-HOA PROPERTY
609433	APPARENT NON-HOA PROPERTY
609448	APPARENT NON-HOA PROPERTY
609484	APPARENT NON-HOA PROPERTY
610551	APPARENT NON-HOA PROPERTY
610555	APPARENT NON-HOA PROPERTY
610559	APPARENT NON-HOA PROPERTY
610574	APPARENT NON-HOA PROPERTY
610579	APPARENT NON-HOA PROPERTY
610580	APPARENT NON-HOA PROPERTY
610582	APPARENT NON-HOA PROPERTY
610583	APPARENT NON-HOA PROPERTY
610585	APPARENT NON-HOA PROPERTY
610647	APPARENT NON-HOA PROPERTY
612835	APPARENT NON-HOA PROPERTY
614334	APPARENT NON-HOA PROPERTY
614342	APPARENT NON-HOA PROPERTY
615145	APPARENT NON-HOA PROPERTY
615618	APPARENT NON-HOA PROPERTY
615791	APPARENT NON-HOA PROPERTY
618499	APPARENT NON-HOA PROPERTY
618551	APPARENT NON-HOA PROPERTY
618553	APPARENT NON-HOA PROPERTY
618554	APPARENT NON-HOA PROPERTY
618558	APPARENT NON-HOA PROPERTY
618565	APPARENT NON-HOA PROPERTY
618571	APPARENT NON-HOA PROPERTY
618598	APPARENT NON-HOA PROPERTY

618606	APPARENT NON-HOA PROPERTY
618610	APPARENT NON-HOA PROPERTY
619756	APPARENT NON-HOA PROPERTY
671922	APPARENT NON-HOA PROPERTY
671942	APPARENT NON-HOA PROPERTY
672317	APPARENT NON-HOA PROPERTY
680268	APPARENT NON-HOA PROPERTY
6821790	APPARENT NON-HOA PROPERTY
6821812	APPARENT NON-HOA PROPERTY
6821827	APPARENT NON-HOA PROPERTY
6821832	APPARENT NON-HOA PROPERTY
6821834	APPARENT NON-HOA PROPERTY
6821838	APPARENT NON-HOA PROPERTY
6821852	APPARENT NON-HOA PROPERTY
685095	APPARENT NON-HOA PROPERTY
6884445	APPARENT NON-HOA PROPERTY
6884470	APPARENT NON-HOA PROPERTY
6884477	APPARENT NON-HOA PROPERTY
6884485	APPARENT NON-HOA PROPERTY
6884488	APPARENT NON-HOA PROPERTY
6884489	APPARENT NON-HOA PROPERTY
6884496	APPARENT NON-HOA PROPERTY
6884507	APPARENT NON-HOA PROPERTY
688472	APPARENT NON-HOA PROPERTY
689221	APPARENT NON-HOA PROPERTY
689222	APPARENT NON-HOA PROPERTY
690158	APPARENT NON-HOA PROPERTY
690304	APPARENT NON-HOA PROPERTY
692313	APPARENT NON-HOA PROPERTY
696784	APPARENT NON-HOA PROPERTY
697144	APPARENT NON-HOA PROPERTY
697151	APPARENT NON-HOA PROPERTY
7163684	APPARENT NON-HOA PROPERTY
7163686	APPARENT NON-HOA PROPERTY
7163688	APPARENT NON-HOA PROPERTY
7202016	APPARENT NON-HOA PROPERTY
7227700	APPARENT NON-HOA PROPERTY
7231693	APPARENT NON-HOA PROPERTY
7232338	APPARENT NON-HOA PROPERTY
7232699	APPARENT NON-HOA PROPERTY
7235240	APPARENT NON-HOA PROPERTY

7237053	APPARENT NON-HOA PROPERTY
7237104	APPARENT NON-HOA PROPERTY
7238151	APPARENT NON-HOA PROPERTY
7238200	APPARENT NON-HOA PROPERTY
7240282	APPARENT NON-HOA PROPERTY
7240389	APPARENT NON-HOA PROPERTY
7242646	APPARENT NON-HOA PROPERTY
7242647	APPARENT NON-HOA PROPERTY
7242812	APPARENT NON-HOA PROPERTY
7243767	APPARENT NON-HOA PROPERTY
7245221	APPARENT NON-HOA PROPERTY
7245965	APPARENT NON-HOA PROPERTY
7247904	APPARENT NON-HOA PROPERTY
7249756	APPARENT NON-HOA PROPERTY
7250802	APPARENT NON-HOA PROPERTY
7252482	APPARENT NON-HOA PROPERTY
7252980	APPARENT NON-HOA PROPERTY
7255366	APPARENT NON-HOA PROPERTY
7265441	APPARENT NON-HOA PROPERTY
7270568	APPARENT NON-HOA PROPERTY
7270645	APPARENT NON-HOA PROPERTY
7270997	APPARENT NON-HOA PROPERTY
7273045	APPARENT NON-HOA PROPERTY
7273103	APPARENT NON-HOA PROPERTY
7273133	APPARENT NON-HOA PROPERTY
7274884	APPARENT NON-HOA PROPERTY
7281841	APPARENT NON-HOA PROPERTY
7282878	APPARENT NON-HOA PROPERTY
7283664	APPARENT NON-HOA PROPERTY
7300554	APPARENT NON-HOA PROPERTY
7300555	APPARENT NON-HOA PROPERTY
7307701	APPARENT NON-HOA PROPERTY
733119	APPARENT NON-HOA PROPERTY
735594	APPARENT NON-HOA PROPERTY
736034	APPARENT NON-HOA PROPERTY
748043	APPARENT NON-HOA PROPERTY
749125	APPARENT NON-HOA PROPERTY
750471	APPARENT NON-HOA PROPERTY
753790	APPARENT NON-HOA PROPERTY
761569	APPARENT NON-HOA PROPERTY
761741	APPARENT NON-HOA PROPERTY

761758	APPARENT NON-HOA PROPERTY
764372	APPARENT NON-HOA PROPERTY
764388	APPARENT NON-HOA PROPERTY
765288	APPARENT NON-HOA PROPERTY
765771	APPARENT NON-HOA PROPERTY
765938	APPARENT NON-HOA PROPERTY
781175	APPARENT NON-HOA PROPERTY
782803	APPARENT NON-HOA PROPERTY
782805	APPARENT NON-HOA PROPERTY
782865	APPARENT NON-HOA PROPERTY
783007	APPARENT NON-HOA PROPERTY
783111	APPARENT NON-HOA PROPERTY
783112	APPARENT NON-HOA PROPERTY
783164	APPARENT NON-HOA PROPERTY
783765	APPARENT NON-HOA PROPERTY
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809514	APPARENT NON-HOA PROPERTY
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840469	APPARENT NON-HOA PROPERTY
844738	APPARENT NON-HOA PROPERTY
846952	APPARENT NON-HOA PROPERTY
848040	APPARENT NON-HOA PROPERTY
855967	APPARENT NON-HOA PROPERTY